[SHIP]
                            [THE VANGUARD GROUP LOGO]

                            VANGUARD(R) STAR(R) FUND
              SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 27, 2004

NEW ADVISORS JOIN TWO UNDERLYING FUNDS

The board of trustees of VANGUARD(R) U.S. GROWTH FUND (the Fund), one of the underlying funds in which Vanguard STAR Fund invests, has decided to adopt a multimanager investment advisory approach for the Fund, effective immediately. Under the new structure, approximately 70%-75% of the Fund's assets continue to be managed by the Fund's current investment advisor, Alliance Capital Management L.P. (Alliance), and approximately 25%-30% of the Fund's assets are now managed by an additional advisor, William Blair & Company, L.L.C. (William Blair & Company). This arrangement was implemented by moving assets from Alliance to William Blair & Company. Each advisor independently selects and maintains a portfolio of common stocks. In addition, similar to other Vanguard funds that have adopted a multimanager structure, The Vanguard Group, Inc. (Vanguard) will manage a small portion of the Fund's assets (currently about 3%) to facilitate cash flows to and from the other advisors. The Fund's board of trustees designates the proportion of assets to be managed by each advisor and may change these proportions at any time.

William Blair & Company, founded in 1935, is an independently owned, full-service investment management firm based in Chicago, Illinois. As of December 31, 2003, William Blair & Company managed about $17.3 billion in assets.

Effective immediately, Sanford C. Bernstein & Co., LLC (Bernstein), a unit of Alliance Capital Management, L.P., will manage about 25%-30% of the assets of VANGUARD(R) INTERNATIONAL VALUE FUND. Bernstein and the International Value Fund's continuing investment advisor, Hansberger Global Investors, Inc. (HGI), each will independently select and maintain a portfolio of common stocks of foreign companies for the International Value Fund. In addition, similar to other Vanguard funds that have adopted a multimanager structure, Vanguard will invest a small percentage of the International Value Fund's assets (currently about 3%) in stock index futures and/or shares of exchange-traded funds. The International Value Fund's board of trustees designates the proportion of assets to be managed by each advisor and may change these proportions at any time.

Sanford C. Bernstein & Co., LLC, based in New York, N.Y., is a registered investment advisor and a unit of Alliance. As of December 31, 2003, Bernstein's International Value Team managed more than $45 billion in assets.




(C)2004 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PS56  042004

                                     [SHIP]
                            [THE VANGUARD GROUP LOGO]

                            VANGUARD(R) STAR(R) FUND
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                 DATED FEBRUARY 27, 2004; REVISED MARCH 10, 2004

NEW ADVISORS JOIN TWO UNDERLYING FUNDS

VANGUARD U.S. GROWTH FUND ADDS A SECOND INVESTMENT ADVISOR
Effective immediately, William Blair & Company, L.L.C. (William Blair & Company), will begin managing about 25%-30% of Vanguard U.S. Growth Fund's assets. William Blair & Company and the Fund's continuing investment advisor, Alliance Capital Management L.P. (Alliance), each will independently select and maintain a portfolio of common stocks for the Fund. In addition, similar to other Vanguard funds that have adopted a multimanager structure, The Vanguard Group, Inc. (Vanguard), will invest a small percentage of the Fund's assets (currently about 3%) to facilitate cash flows to and from the other advisors. Vanguard typically will invest its portion of the Fund's assets in stock index futures and/or shares of exchange-traded funds. The Fund's board of trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.

VANGUARD INTERNATIONAL VALUE FUND ADDS A SECOND INVESTMENT ADVISOR
Effective immediately, Sanford C. Bernstein & Co., LLC (Bernstein), a unit of Alliance, will manage about 25%-30% of the assets of Vanguard International Value Fund. Bernstein and the Fund's continuing investment advisor, Hansberger Global Investors, Inc. (HGI), each will independently select and maintain a portfolio of common stocks of foreign companies for the Fund. In addition, similar to other Vanguard funds that have adopted a multimanager structure, Vanguard will invest a small percentage of the Fund's assets (currently about 3%) in stock index futures and/or shares of exchange-traded funds. The Fund's board of trustees designates the proportion of assets to be managed by each advisor and may change these proportions at any time.

STATEMENT OF ADDITIONAL INFORMATION TEXT CHANGES
In the indicated sections of the Statement of Additional Information, the following text changes are made:

Amend the "Investment Advisory Services: Vanguard U.S. Growth Fund" section as follows:

Replace the first two paragraphs with the following:

Vanguard U.S. Growth Fund employs a multimanager approach, using two primary investment advisors to manage the bulk of its assets and Vanguard's Quantitative Equity Group to manage investments that provide the Fund with liquidity (approximately 3% as of December 31, 2003).

ALLIANCE CAPITAL MANAGEMENT L.P.
The U.S. Growth Fund has entered into an investment advisory agreement with Alliance Capital Management L.P. (Alliance), under which Alliance manages the investment and reinvestment of approximately 70%-75% of the Fund's assets and to continuously reviews, supervises, and administers the Fund's investment program with respect to these assets. Alliance discharges its responsibilities subject to the supervision and oversight of the trustees and officers of the U.S. Growth Fund.

The U.S. Growth Fund pays Alliance an advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on an annual percentage rate of 0.12%, to the Fund's average month-end net assets managed by Alliance for the quarter.

The base fee paid to Alliance may be increased or decreased by applying a performance adjustment fee based on the investment performance of the Fund's assets managed by Alliance over a trailing 36-month period relative to that of the Russell 1000 Growth Index for the same period.

Add the following text to the end of the section:

WILLIAM BLAIR & COMPANY, L.L.C.
The U.S. Growth Fund has entered into an investment advisory agreement with William Blair & Company, L.L.C. (William Blair & Company), under which William Blair & Company manages the investment and reinvestment of approximately 25%-30% of the fund's assets and to continuously reviews, supervises, and administers the Fund's investment program with respect to these assets. William Blair & Company discharges its responsibilities subject to the supervision and oversight of the trustees and officers of the U.S. Growth Fund.

The U.S. Growth Fund pays William Blair & Company an advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the Fund's average month-end net assets managed by William Blair & Company for the quarter:

---------------------------------------------------------------------
NET ASSETS                                               ANNUAL RATE
---------------------------------------------------------------------
First $2 billion                                              0.145%
Over $2 billion                                               0.125%
---------------------------------------------------------------------

The base fee paid to William Blair & Company may be increased or decreased by applying a performance adjustment fee based on the investment performance of the Fund's assets managed by William Blair & Company over a trailing 60-month period relative to that of the Russell 1000 Growth Index for the same period.

Amend the "Investment Advisory Services: Vanguard International Value Fund" section as follows:

Replace the first two paragraphs with the following:

Vanguard International Value Fund employs a multimanager approach, using two primary investment advisors to manage the bulk of its assets and Vanguard's Quantitative Equity Group to manage investments that provide the Fund with liquidity (approximately 3% as of December 31, 2003).

HANSBERGER GLOBAL INVESTORS, INC.
The International Value Fund has entered into an investment advisory agreement with Hansberger Global Investors, Inc. (HGI), a wholly owned subsidiary of Hansberger Group, Inc. HGI manages the investment and reinvestment of approximately 70%-75% of the Fund's assets and to continuously reviews, supervises, and administers the Fund's investment program with respect to these assets. HGI discharges its responsibilities subject to the supervision and oversight of the trustees and officers of the International Value Fund.

The International Value Fund pays HGI an advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the Fund's average month-end net assets managed by HGI for the quarter:

---------------------------------------------------------------------
NET ASSETS                                               ANNUAL RATE
---------------------------------------------------------------------
First $50 million                                             0.475%
Next $450 million                                             0.150%
Next $500 million                                             0.120%
Over $1 billion                                               0.110%
---------------------------------------------------------------------

The base fee paid to HGI may be increased or decreased by applying a performance adjustment fee based on the investment performance of the Fund's assets managed by HGI over a trailing 36-month period relative to that of the Morgan Stanley Capital International Europe, Australasia, Far East Index for the same period.

Add the following text to the end of the section:

SANFORD C. BERNSTEIN & CO., LLC
The International Value Fund has entered into an investment advisory agreement with Sanford C. Bernstein & Co., LLC (Bernstein), a unit of Alliance Capital Management L.P. Bernstein manages the investment and reinvestment of approximately 25%-30% of the Fund's assets and continuously reviews, supervises, and administers the Fund's investment program with respect to these assets. Bernstein discharges its responsibilities subject to the supervision and oversight of the trustees and officers of the International Value Fund.

     The International Value Fund pays Bernstein an advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the Fund's average month-end net assets managed by Bernstein for the quarter, and dividing the result by four:

---------------------------------------------------------------------
NET ASSETS                                               ANNUAL RATE
---------------------------------------------------------------------
First $1 billion                                               0.22%
Next $1.5 billion                                              0.18%
Over $2.5 billion                                              0.16%
---------------------------------------------------------------------

The base fee paid to Bernstein may be increased or decreased by applying a performance adjustment fee based on the investment performance of the Fund's assets managed by Bernstein over a trailing 60-month period relative to that of the Morgan Stanley Capital International All Country World Index ex US (excluding the United States) for the same period.






























(C)2004 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        BS56  042004